Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash provided by (used in) Operating activities
Net earnings	$ (227,631)	$ 90,280
Items not affecting cash:
Depreciation and amortization	79,557	52,772
Settlement of long-term incentive arrangement	251,503
Deferred income tax	(8,988)	1,989
Other	2,258	5,837
Changes in non-cash working capital:
Accounts receivable	(17,396)	(37,100)
Inventories	(7,107)	(5,780)
Prepaid expenses and other current assets	(1,033)	(6,152)
Accounts payable	858	(3,249)
Accrued liabilities	7,228	12,462
Income tax payable	4,644	(5,142)
Unearned revenues	11,808	(6,330)
Other liabilities	13,069	1,257
Contingent acquisition consideration paid	(962)	(1,383)
Net cash provided by operating activities	107,808	99,461
Investing activities
Cash consideration, net of cash acquired of $6,518	(579,863)	(59,444)
Disposal of businesses, net of cash disposed (note 6)	13,030
Purchases of fixed assets	(46,628)	(40,597)
Other investing activities	(1,504)	(6,158)
Net cash used in investing activities	(614,965)	(106,199)
Financing activities
Increase in long-term debt	624,052	103,914
Repayment of long-term debt	(194,193)	(41,626)
Proceeds received on common share issuance (note 13)	191,737
Financing fees paid	(4,000)	(575)
Purchases of non-controlling interests	(34,319)	(3,600)
Sale of interests in subsidiaries to non-controlling interests	3,671	1,200
Contingent acquisition consideration paid	(9,094)	(7,862)
Proceeds received on exercise of stock options	11,057	3,682
Dividends paid to common shareholders	(22,044)	(18,780)
Distributions paid to non-controlling interests	(5,725)	(6,913)
Repurchases of Common Shares		(8,998)
Net cash provided by financing activities	561,142	20,442
Effect of exchange rate changes on cash	462	(754)
Increase in cash, cash equivalents and restricted cash	54,447	12,950
Cash, cash equivalents and restricted cash, beginning of year	79,844	66,894
Cash, cash equivalents and restricted cash, end of year	$ 134,291	$ 79,844